Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of warrants					$ (1,470,153)	$ 1,592,955	$ 883,573	$ (178,668)	$ (817,618)
Seven Oaks Acquisition Corp
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	$ 21,859,500	$ 16,857,755	$ 22,415,255		22,415,255
Issuance of Public and Private Warrants				$ 18,525,000
Change in fair value of warrants	(7,058,027)	5,001,745	(5,557,500)	3,890,255	(7,613,782)
Derivative warrant liabilities at end of period	14,801,473	21,859,500	16,857,755	22,415,255	14,801,473		22,415,255
Seven Oaks Acquisition Corp | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	6,593,250	5,084,630	6,760,880		6,760,880
Change in fair value of warrants	(2,128,840)	1,508,620	(1,676,250)
Derivative warrant liabilities at end of period	4,464,410	6,593,250	5,084,630	6,760,880	4,464,410		6,760,880
Seven Oaks Acquisition Corp | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	15,266,250	11,773,125	15,654,375		15,654,375
Change in fair value of warrants	(4,929,187)	3,493,125	(3,881,250)
Derivative warrant liabilities at end of period	$ 10,337,063	$ 15,266,250	$ 11,773,125	$ 15,654,375	$ 10,337,063		$ 15,654,375